Group Statement of Changes in Shareholders' Equity R in Millions	ZAR (R) shares	Share capital and premium ZAR (R) shares	Share capital and premium Management DSP shares	Share capital and premium Katleho ya Moruo Employee Share Ownership Plan shares	Retained earnings/(Accumulated loss)1 ZAR (R)	Other reserves ZAR (R)	Non-controlling interest ZAR (R)
Beginning balance (in shares) (Previously presented) at Jun. 30, 2023 | shares		618,071,972
Beginning balance (in shares) at Jun. 30, 2023 | shares		618,071,972
Opening Balance Equity (Previously presented) at Jun. 30, 2023	R 34,880	R 32,934			R (4,955)	R 6,778	R 123
Opening Balance Equity (Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]) at Jun. 30, 2023	(902)				(902)
Opening Balance Equity at Jun. 30, 2023	33,978	R 32,934			(5,857)	6,778	123
Issue of shares | shares			1,910,916	12,651,525
Share-based payments	244					244
Partial purchase of non-controlling interest	(6)						(6)
Profit (loss), attributable to owners of parent | Previously presented	8,587
Profit (loss), attributable to owners of parent	8,196				8,196
Profit (loss), attributable to non-controlling interests	101						101
Net profit for the year | Previously presented	8,688
Net profit for the year	8,297
Other comprehensive income, attributable to owners of parent						(1,420)
Other comprehensive income for the year	(1,420)
Dividends paid	R (1,437)				(1,394)		(43)
Ending balance (in shares) at Jun. 30, 2024 | shares	632,634,000	632,634,413
Ending balance Equity (Previously presented) at Jun. 30, 2024	R 40,949
Ending balance Equity at Jun. 30, 2024	39,656	R 32,934			945	5,602	175
Issue of shares | shares			2,133,311
Share-based payments	712					712
Profit (loss), attributable to owners of parent | Previously presented	14,384
Profit (loss), attributable to owners of parent	14,384				14,384
Profit (loss), attributable to non-controlling interests	164						164
Net profit for the year | Previously presented	14,548
Net profit for the year	14,548
Other comprehensive income, attributable to owners of parent						(5,597)
Other comprehensive income for the year	(5,597)
Dividends paid	R (2,100)				(2,038)		(62)
Ending balance (in shares) at Jun. 30, 2025 | shares	634,768,000	634,767,724
Ending balance Equity (Previously presented) at Jun. 30, 2025	R 48,512
Ending balance Equity at Jun. 30, 2025	47,219	R 32,934			13,291	717	277
Issue of shares | shares			2,031,242
Share-based payments	754					754
Profit (loss), attributable to owners of parent	29,349				29,349
Profit (loss), attributable to non-controlling interests	104						104
Net profit for the year	29,453
Other comprehensive income, attributable to owners of parent						2,413
Other comprehensive income for the year	2,413
Dividends paid	R (4,463)				(4,364)		(99)
Ending balance (in shares) at Jun. 30, 2026 | shares	636,799,000	636,798,966
Ending balance Equity at Jun. 30, 2026	R 75,376	R 32,934			R 38,276	R 3,884	R 282